Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate [Abstract]
Expected income tax benefit at the U.S. federal statutory tax rate, Amount						$ (81,826)	$ 6,409,528
Expected income tax benefit at the U.S. federal statutory tax rate, Percent						21.00%	21.00%
State and local taxes, net of federal benefit, Amount	[1]					$ (263,804)	$ 1,321,662
State and local taxes, net of federal benefit, Percent	[1]					67.70%	4.33%
Changes in valuation allowance, Amount						$ 5,845,289	$ (9,662,685)
Changes in valuation allowance, Percent						(1500.15%)	(31.65%)
Nontaxable or Nondeductible Items
Equity Compensation, Amount						$ 644,474	$ 562,345
Equity Compensation, Percent						(165.40%)	1.84%
Transaction costs, Amount						$ 197,291
Transaction costs, Percent						(50.63%)	0.00%
Nondeductible Contribution, Amount						$ 35,315
Nondeductible Contribution, Percent						(9.06%)
Other nontaxable or nondeductible Items, Amount						$ 688	$ 282,991
Other nontaxable or nondeductible Items, Percent						(0.18%)	0.93%
Changes in unrecognized tax benefits, Amount						$ (186,161)	$ 589,314
Changes in unrecognized tax benefits, Percent						47.78%	1.93%
Effective tax rate, Amount			$ 167,340		$ 1,539,751	$ 6,191,266	$ (496,845)
Effective tax rate, Percent				0.00%	28.21%	(1588.95%)	1.62%

[1]	During the year ended December 31, 2025, state taxes in Florida made up the majority (greater than 50%) of the tax effect in this category